Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net cash generated from / (used in) continuing operating activities before income tax paid	$ 13,169	$ (2,710)	$ 16,115
Income tax and minimum presumed income tax paid	(492)	(69)	(746)
Net cash generated from / (used in) continuing operating activities	12,677	(2,779)	15,369
Net cash generated from discontinued operating activities	0	5,168	61,261
Net cash generated from operating activities	12,677	2,389	76,630
Investing activities:
Contributions and issuance of capital in associates and joint ventures	(125)	(69)	(6,654)
Acquisition and improvements of investment properties	(6,134)	(1,638)	(9,058)
Contributions and issuance of capital in associates and joint ventures pending of susbscription	(57)	0	0
Proceeds from sales of investment properties	25,977	29,737	443
Acquisitions and improvements of property, plant and equipment	(335)	(503)	(621)
Proceeds from sales of property, plant and equipment	4	572	0
Acquisitions of intangible assets	(65)	(85)	(107)
Dividends collected from associates and joint ventures	3,586	0	566
Proceeds from loans granted	453	15	4,434
(Payment)/ Proceeds of derivative financial instruments	(77)	(857)	12,195
Net increase of restricted assets, net	0	0	(515)
Acquisitions of investments in financial assets	(22,871)	(17,453)	(37,955)
Proceeds from disposal of investments in financial assets	10,501	27,285	49,472
Interest received from financial assets	338	1,104	211
Loans granted to related parties	0	0	(407)
Net cash generated from / (used in) continuing investing activities	11,195	38,108	12,004
Net cash generated from discontinued investing activities	0	72,347	100,302
Net cash generated from investing activities	11,195	110,455	112,306
Financing activities:
Borrowings and issuance of non-convertible notes	4,877	15,354	54,398
Payment of borrowings and non-convertible notes	(10,926)	(65,278)	(66,463)
(Payment) / collections of short term loans, net	(999)	8,409	6,197
Interests paid	(8,186)	(13,484)	(13,296)
Repurchase of non-convertible notes	(1,726)	(8,412)	(5,003)
Capital contributions from non-controlling interest in subsidiaries	40	43	0
Acquisition of non-controlling interest in subsidiaries	0	(123)	(1,482)
Issuance of shares	0	6,776	0
Loans received from associates and joint ventures, net	24	0	0
Payment of borrowings to related parties	(481)	0	0
Dividends paid to non-controlling interest in subsidiaries	(181)	(4,242)	(546)
Warrants exercise	4	0	0
Proceeds from sales of own non-convertible notes	4,252	11,574	0
Payment of financial leases	(36)	(67)	(116)
Repurchase of treasury shares	(325)	0	0
Net cash used in continuing financing activities	(13,663)	(49,450)	(26,311)
Net cash used in discontinued financing activities	0	(29,784)	(173,386)
Net cash used in financing activities	(13,663)	(79,234)	(199,697)
Net increase / (decrease) in cash and cash equivalents from continuing activities	10,209	(14,121)	1,062
Net increase / (decrease) in cash and cash equivalents from discontinued activities	0	47,731	(11,823)
Net increase / (decrease) in cash and cash equivalents	10,209	33,610	(10,761)
Cash and cash equivalents at beginning of the year	3,167	222,556	212,910
Cash and cash equivalents reclassified as held-for-sale	0	0	(1,109)
Inflation adjustment	(399)	(371)	(500)
Deconsolidation of subsidiaries	0	(238,316)	0
Foreign exchange (loss)/gain on cash and unrealized fair value result for cash equivalents	(201)	(14,312)	22,016
Cash and cash equivalents at end of the year	$ 12,776	$ 3,167	$ 222,556